Financial Instruments - classification - AT1 issuances (Details) - US$1.15 billion 8% notes £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure of Financial Assets and Liabilities [Line Items]
Financial Liabilities | £	£ 734
Notional amount | $		$ 1,150
Interest Rate	8.00%	8.00%